K&L|GATES

K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600
T 202.778.9000 www.klgates.com

December 20, 2010

The Dreyfus/Laurel Funds, Inc.
200 Park Avenue
New York, New York 10166

Re: The Dreyfus/Laurel Funds, Inc.
Dreyfus Core Equity Fund
File Nos. 33-16338; 811-5270
Post-Effective Amendment No. 120

Ladies and Gentlemen:

In connection with the filing of Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A (File Nos. 33-16338 and 811-5270) of The Dreyfus/Laurel Funds, Inc. (the "Company") which you are about to file with the Securities and Exchange Commission, we hereby consent to the reference to our firm as "counsel" in the Statement of Additional Information of the above-named series of the Company, incorporated by reference into the Prospectus of such series.

Very truly yours,

K&L Gates LLP

DC-1495481 v1

K&L|GATES

K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600
T 202.778.9000 www.klgates.com

December 20, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: The Dreyfus/Laurel Funds, Inc.
Dreyfus Core Equity Fund
File Nos. 33-16338; 811-5270
Post-Effective Amendment No. 120

Ladies and Gentlemen:

We have acted as counsel to The Dreyfus/Laurel Funds, Inc. ("Fund") in connection with the preparation of Post-Effective Amendment No. 120 to the Fund's Registration Statement on Form N-1A (the "Amendment"). In this capacity, we have reviewed the disclosure that we understand will be contained in the Amendment when it is filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

K&L Gates LLP

DC-1495477 v1